Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 17,477	$ 19,668	$ 23,463	$ 25,031	$ 21,711
Provision for credit losses	2,309	7,217	7,899	15,753	21,668
Interest income on certain impaired loans	(264)	(315)	(332)	(266)	0
Loan charge-offs	(6,410)	(10,973)	(13,615)	(20,100)	(19,825)
Loan recoveries	1,901	1,939	2,316	2,347	1,657
Net loan charge-offs	(4,509)	(9,034)	(11,299)	(17,753)	(18,168)
Allowances related to business combinations/other	(42)	(59)	(63)	698	(180)
Allowance for credit losses, ending balance	14,971	17,477	19,668	23,463	25,031
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	5,714	6,358
Provision for credit losses	671	666
Interest income on certain impaired loans	(54)	(95)
Loan charge-offs	(993)	(2,014)	(2,796)	(5,433)	(5,564)
Loan recoveries	787	799	777	678	363
Net loan charge-offs	(206)	(1,215)
Allowances related to business combinations/other	(22)	0
Allowance for credit losses, ending balance	6,103	5,714	6,358
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	11,763	13,310
Provision for credit losses	1,638	6,551
Interest income on certain impaired loans	(210)	(220)
Loan charge-offs	(5,417)	(8,959)	(10,819)	(14,667)	(14,261)
Loan recoveries	1,114	1,140	1,539	1,669	1,294
Net loan charge-offs	(4,303)	(7,819)
Allowances related to business combinations/other	(20)	(59)
Allowance for credit losses, ending balance	$ 8,868	$ 11,763	$ 13,310